Securities Act Registration No. 333-187668

Investment Company Act Reg. No. 811-22819

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933[x]

Pre-Effective Amendment No. ____  [  ]
Post-Effective Amendment No. 30 [x]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940[x]

Amendment No. 31     [x]
(Check appropriate box or boxes.)

ETFis Series Trust I
(Exact Name of Registrant as Specified in Charter)

6 E. 39th Street, Suite 1003, New York, NY 10016
(Address of Principal Executive Offices) (Zip Code)

(212) 593-4383
(Registrant’s Telephone Number, including Area Code)

ETFis Series Trust I
c/o Corporation Service Company
2711 Centerville Road, Suite 400
Wilmington, DE 19808
(Name and Address of Agent for Service)

with a copy to:

Jeffrey T. Skinner, Esq.
Kilpatrick Townsend & Stockton LLP
1001 W. Fourth Street
Winston-Salem, NC 27101
Phone: (336) 607-7512
Fax: (336) 734-2608

It is proposed that this filing will become effective (check appropriate box):

[x]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on _______________ pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on _______________ pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on _______________ pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 30 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 29 filed March 5, 2015 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 12th day of March, 2015.

ETFIS SERIES TRUST I (Registrant)
By:	/s/William J. Smalley
William J. Smalley, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person(s) in the capacities and on the date(s) indicated.

	Name	Title	Date
/s/	William J. Smalley	Trustee, President	March 12, 2015
	William J. Smalley	(Principal Executive Officer)
/s/	Brinton Frith	Treasurer	March 12, 2015
	Brinton Frith	(Principal Financial Officer)
/s/	Stephen G. O’Grady*	Trustee	March 12, 2015
Stephen G. O’Grady
/s/	James Simpson*	Trustee	March 12, 2015
James Simpson
/s/	Robert S. Tull*	Trustee	March 12, 2015
Robert S. Tull
* By:	/s/ William J. Smalley		March 12, 2015
William J. Smalley, Attorney-in-fact